Taxation (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Abstract]
Tax expense		€ 22.3	€ 13.9	€ 62.0	€ 42.2
Applicable tax rate	25.00%			19.00%
Release of provision for uncertain tax				€ 45.0